Basis of preparation	12 Months Ended
Dec. 31, 2021
Disclosure of basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

(a)	Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards and related interpretations issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements of the Group were authorized for issue by the Board of Directors on February 9, 2022. In addition, the adjustment that is explained in ‘Note 29. Equity’ was approved by the Board of Directors on March 15, 2022 and the consolidated financial statements were submitted for approval to the stockholder’s meeting held on March 24, 2022.

(b)	Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the statement of financial position:

•	derivative financial instruments measured at fair value

•	financial instruments at fair value through profit or loss measured at fair value

•	financial instruments at fair value through other comprehensive income measured at fair value

•	liabilities for cash-settled share-based payment arrangements measured at fair value

•	financial assets and liabilities designated as hedged items in a fair value hedge accounting of which changes in fair value attributable to the hedged risk recognized in profit or loss

•	liabilities for defined benefit plans recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

(c)	Functional and presentation currency
The respective financial statements of the Group entities are prepared in the functional currency of the respective economic environment in which the group entities operate. These consolidated financial statements are presented and reported in Korean won, which is the Controlling Company’s functional currency and the currency of the primary economic environment in which the Group operates.

(d)	Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. If the estimates and assumptions based on management’s best judgment as of December 31, 2021 are different from the actual environment, these estimates and actual results may be different.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about critical judgments in applying accounting policies that have a significant effect on the amounts recognized in the consolidated financial statements and information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are described in Note 5.
In preparing these consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2020.

(e)	Change in accounting policy
Except for the following new standards, which have been applied from January 1, 2021, the accounting policies applied by the Group in these consolidated financial statements are the same as those applied by the Group in its consolidated financial statements as of and for the year ended December 31, 2020.
i) IFRS 9, ‘Financial Instruments’, IAS 39, ‘Financial Instruments: Recognition and Measurement’, IFRS 7, ‘Financial Instruments: Disclosures’, IFRS 4, ‘Insurance Contracts’ and IFRS 16, ‘Leases’ amended – Interest rate benchmark reform
The effective interest rate, not the carrying value, is adjusted when replacing the interest rate index of a financial instrument measured at amortized cost in relation to the reform of the interest rate index. It includes exceptions, such as allowing hedge accounting to continue uninterrupted even if an interest rate indicator replacement occurs in a hedging relationship. The amendment does not have a significant impact on the consolidated financial statements.
Regarding the suspension of LIBOR interest rate calculation, the financial instruments that have not been converted to replaced interest rate benchmark among the LIBOR interest rates as of December 31, 2021 are as follows:
-Non-derivative
financial assets

	Carrying value
	USD LIBOR(*2)		JPY LIBOR	EUR LIBOR	Other LIBORs
Due from banks and loans at amortized cost:
Loans	~~W~~	2,768,972	207,660	49,642	122,104
Securities at fair value through other comprehensive income:
Financial institution bonds		167,167	—	—	—
Corporate bonds and others		281,949	—	—	—

		449,116	—	—	—

Commitments and guarantee contracts(*1)	~~W~~	280,224	39,148	56,552	13,853

(*1)	The commitments and guarantee contracts are in nominal amount.
(*2)	The instruments that will be matured before the end of June 30, 2023 are excluded when USD LIBOR interest rate calculation is discontinued.
-Non-derivative
financial liabilities

	Carrying value
	USD LIBOR(*)		JPY LIBOR	EUR LIBOR	Other LIBORs
Financial liabilities at amortized cost:
Deposits	~~W~~	200,000	—	—	—
Borrowings		347,420	—	—	—
Debt securities issued		986,871	—	—	—

	~~W~~	1,534,291	—	—	—

(*)	The instruments that will be matured before the end of June 30, 2023 are excluded when USD LIBOR interest rate calculation is discontinued.
-Derivative

	Notional amount
	USD LIBOR(*)		JPY LIBOR	EUR LIBOR	Other LIBORs
Trading:
Interest rates related	~~W~~	10,772,390	—	—	—
Foreign currency related		10,900,844	—	—	—
Equity related		268,243	—	—	—
Credit related		1,108	—	—	—
Others		379,360	—	—	—

		22,321,945	—	—	—

Hedge:
Interest rates related		4,150,155	—	—	—
Foreign currency related		278,705	—	—	—

	~~W~~	4,428,860	—	—	—

(*)	The instruments that will be matured before the end of June 30, 2023 are excluded when USD LIBOR interest rate calculation is discontinued.
ii) Amendments to IFRS 16 ‘Lease’ – The practical expedient to
COVID-19
related rent exception, discount or deferral
The International Accounting Standards Board amended this Standard in March 2021. According to the amendment, the International Accounting Standards Board has extended the application of the practical expedient for reduction in lease payments where lessee may elect not to assess whether a rent concession occurring as a direct consequence of the
COVID-19
pandemic is a lease modification, by one year. A lessee who chose to apply the application of the practical expedient will account consistently for changes in lease fees that not a lease change due to rent concession , in the manner prescribed by the amendments. However, no practical expedient under this amendment is provided to lessors. The practical expedient in this amendment applies only to rent concessions occurring as a direct consequence of the
COVID-19
pandemic and only if all of the following conditions are met:

•	The change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change

•	Any reduction in lease payments affects only payments originally due on or before June 30, 2022; and

•	There is no substantive change to other terms and conditions of the lease.
The Group has applied the practical expedient that allows a lessee to choose not to assess whether a rent concession occurring as a direct consequence of the
COVID-19
pandemic is a lease modification. The amount recognized in profit or loss is
~~W~~
47,589 million to reflect the change in lease payments arising from the same lease discount for the year ended December 31, 2021.